Report of Directors Corporate Governance - Assessment of the LTI award (Details)	3 Months Ended	12 Months Ended		36 Months Ended
	Dec. 31, 2021 GBP (£) £ / shares	Dec. 31, 2021 GBP (£) installment	Dec. 31, 2020	Dec. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average daily closing share price (GBP per share) | £ / shares	£ 4.339
Long-Term Incentive Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of installments | installment		5
Average return on equity | Long-Term Incentive Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting %		25.00%	25.00%
Average return on equity | Long-Term Incentive Awards | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage				10.00%
2018 LTI Award | Long-Term Incentive Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of installments | installment		5
Outcome				18.75%
2018 LTI Award | Long-Term Incentive Awards | Marc Moses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares vested (in shares) | $				54,932
Face value awarded | £	£ 238,350	£ 238,350
2018 LTI Award | Long-Term Incentive Awards | John Flint
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares vested (in shares) | $				78,071
Face value awarded | £	£ 338,750	£ 338,750
2018 LTI Award | Average return on equity | Long-Term Incentive Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting %		75.00%
Payout percentage				11.00%
Actual				6.60%
Assessment				0.00%
Outcome				0.00%
2018 LTI Award | Average return on equity | Long-Term Incentive Awards | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage				10.00%
2018 LTI Award | Average return on equity | Long-Term Incentive Awards | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage				12.00%
2018 LTI Award | Employer advocacy | Long-Term Incentive Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting %		12.50%
Payout percentage				70.00%
Actual				70.00%
Assessment				50.00%
Outcome				6.25%
2018 LTI Award | Employer advocacy | Long-Term Incentive Awards | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage				65.00%
2018 LTI Award | Employer advocacy | Long-Term Incentive Awards | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage				75.00%
2018 LTI Award | Environmental, social and governance rank | Long-Term Incentive Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting %		12.50%
Assessment				100.00%
Outcome				12.50%